Condensed Consolidated Statement of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Equity placement	Acquisition Consideration	Equity compensation	Equity Compensation Through EBT	Share buyback program	Equity Attributable to Owners of the Parent	Equity Attributable to Owners of the Parent Equity placement	Equity Attributable to Owners of the Parent Acquisition Consideration	Equity Attributable to Owners of the Parent Equity compensation	Equity Attributable to Owners of the Parent Equity Compensation Through EBT	Equity Attributable to Owners of the Parent Share buyback program	Share Capital	Share Capital Equity placement	Share Capital Acquisition Consideration	Share Capital Equity Compensation Through EBT	Share Capital Share buyback program	Share Premium	Share Premium Equity placement	Share Premium Acquisition Consideration	Share Premium Equity Compensation Through EBT	Share Premium Share buyback program	Merger Reserve	Merger Reserve Acquisition Consideration	Treasury Reserve	Treasury Reserve Equity Compensation Through EBT	Treasury Reserve Share buyback program	Share-Based Payment and Other Reserves	Share-Based Payment and Other Reserves Equity compensation	Share-Based Payment and Other Reserves Equity Compensation Through EBT	Share-Based Payment and Other Reserves Share buyback program	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Equity compensation	Non-Controlling Interest
Equity at beginning of period at Dec. 31, 2023	$ 598,410						$ 585,806						$ 12,897					$ 1,208,192					$ 0		$ (102,470)			$ 14,442				$ (547,255)		$ 12,604
Net income (loss)	15,745						15,061																									15,061		684
Other comprehensive income (loss)	(1,905)						(1,905)																									(1,905)
Total comprehensive income (loss)	13,840						13,156																									13,156		684
Issuance of shares and share capital				$ 2,609	$ 0					$ 2,609						$ 0					$ 0					$ 3,824			$ 5,167	$ (3,824)			$ (2,558)
Repurchase of shares (EBT)					(2,582)	$ (8,094)					$ (2,582)	$ (8,094)					$ (104)					$ 0				(2,582)	$ (8,094)				$ 104
Dividends	(54,967)						(54,967)																									(54,967)
Distributions to non-controlling interest owners	(918)																																	(918)
Transactions with shareholders	(63,952)						(63,034)						(104)					0					0		(6,852)			1,447				(57,525)		(918)
Equity at end of period at Jun. 30, 2024	548,298						535,928						12,793					1,208,192					0		(109,322)			15,889				(591,624)		12,370
Equity at beginning of period at Dec. 31, 2023	598,410						585,806						12,897					1,208,192					0		(102,470)			14,442				(547,255)		12,604
Net income (loss)	(87,001)						(88,272)																									(88,272)		1,271
Other comprehensive income (loss)	(1,822)						(1,822)																									(1,822)
Total comprehensive income (loss)	(88,823)						(90,094)																									(90,094)		1,271
Issuance of shares and share capital			$ 55,704	6,255	0				$ 55,704	6,255					$ 1,185	0				$ 54,519	0					4,594			10,002	(4,594)			(3,747)
Repurchase of shares (EBT)					(5,229)	(15,901)					(5,229)	(15,901)					(320)					0				(5,229)	(15,901)				320
Dividends	(83,864)						(83,864)																									(83,864)
Distributions to non-controlling interest owners	(1,996)																																	(1,996)
Transactions with shareholders	(45,031)						(43,035)						865					54,519					0		(16,536)			5,728				(87,611)		(1,996)
Equity at end of period at Dec. 31, 2024	464,556						452,677						13,762					1,262,711					0		(119,006)			20,170				(724,960)		11,879
Net income (loss)	(33,926)						(34,481)																									(34,481)		555
Other comprehensive income (loss)	(138)						(138)																									(138)
Total comprehensive income (loss)	(34,064)						(34,619)																									(34,619)		555
Issuance of shares and share capital		$ 117,467	$ 252,906	$ 3,679	0			$ 117,467	$ 252,906	$ 3,679				$ 2,129	$ 5,490	$ 0			$ 115,338	$ 0	$ 0			$ 247,416		7,418			$ 6,244	$ (7,418)			$ (2,565)
Repurchase of shares (EBT)					$ (2,458)	$ (33,649)					$ (2,458)	$ (33,649)					$ (686)					$ 0				$ (2,458)	$ (33,649)				$ 686
Dividends	(39,824)						(39,824)																									(39,824)
Distributions to non-controlling interest owners	(927)																																	(927)
Transactions with shareholders	297,194						298,121						6,933					115,338					247,416		(28,689)			(488)				(42,389)		(927)
Equity at end of period at Jun. 30, 2025	$ 727,686						$ 716,179						$ 20,695					$ 1,378,049					$ 247,416		$ (147,695)			$ 19,682				$ (801,968)		$ 11,507